Lease (Details) - Schedule of minimum future annual payments under non-cancellable leases - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule of minimum future annual payments under non-cancellable leases [Abstract]
2023 (excluding three months ended March 31, 2023)	$ 293,183
2024	404,999
2025	351,391
2026	56,915
Thereafter
Total future minimum lease payments, undiscounted	1,106,488
Less: Imputed interest	7,728	$ 8,703
Present value of future minimum lease payments	$ 1,098,760	$ 1,161,141